UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/19

Date of reporting period: 3/31/19

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS

Annual Report March 31, 2019

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Trust’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already receive shareholder reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (i.e. broker dealer or bank) or, if you invest directly with the Trust, by calling 1-800-437-1000.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Trust, you can inform the Trust that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-437-1000. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds held with the Aquila Group of Funds if you invest directly.

Please Save the Dates for Your 2019 Shareholder Meetings.

Wednesday, September 25, 2019, Annual Shareholder Meeting

Ala Moana Hotel, Honolulu, HI

Tuesday, September 24, 2019, Maui Outreach Meeting

Maui Arts & Cultural Center, Kahului Maui, HI

Details will be available on our website as the date approaches:

www.aquilafunds.com

or through your financial professional.

Hawaiian Tax-Free Trust “Municipal Bond Fund Investing – The Basics” Serving Hawaii investors since 1985

May, 2019

Dear Fellow Shareholder:

We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Hawaiian Tax-Free Trust. Therefore, this Annual Report letter is intended to provide you with a brief synopsis of the Trust’s objectives, how we seek to achieve those objectives and the benefits that your Trust provides to you as well as to your fellow Hawaii residents.

The Trust’s stated objective is to seek to provide as high a level of current income exempt from Hawaii state and regular federal income taxes as is consistent with preservation of capital.

In simple terms, Hawaiian Tax-Free Trust is managed to minimize, to the extent feasible, changes in the Net Asset Value of Trust shares. The high-quality, intermediate maturity strategy of the Trust was developed, and is adhered to, in an effort to manage and seek to minimize the range of share price variation.

Another benefit from an investment in Hawaiian Tax-Free Trust is the ability to earn monthly income that is double tax-free. Trust dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Trust, thereby providing you the opportunity to benefit from compounding.

How does Hawaiian Tax-Free Trust strive to ensure that its objective of capital preservation and tax-free income is accomplished?

The Trust’s investment strategy was developed to facilitate the management of particular types of risk. For example,

•

The average maturity of bonds in the Trust falls in the intermediate range in order to facilitate the management of interest rate risk since, over time, that portion of the yield curve tends to experience less volatility. More detailed information related to interest rate risk is available on our website (www.aquilafunds.com) at https://bit.ly/2EKr69I. The high credit quality of bonds in the Trust facilitates the management of credit risk. Bonds of investment grade quality, such as those held by the Trust, are considered, by the rating agencies, as being capable of making principal and interest payments as scheduled.

Another attribute of the Trust is diversification of the individual municipal bonds across various locations in the State and various kinds of projects. Not only does this help to reduce risk, but it also enhances the quality of life of all shareholders and other residents of the State and helps the economic development of Hawaii.

NOT A PART OF THE ANNUAL REPORT

We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which your Trustees and Management take very seriously. Rest assured that we intend to continue to do our utmost to merit your confidence.

Sincerely,

Diana P. Herrmann, Vice Chair and President

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE ANNUAL REPORT

Hawaiian Tax-Free Trust ANNUAL REPORT Management Discussion Serving Hawaii investors since 1985

U.S. Economy

After raising short-term rates four times during calendar year 2018, the Federal Reserve (the “Fed”) announced in March that it would hold off raising rates in 2019 with the possibility that this pause could be further extended, depending on U.S. economic growth and inflation prospects. We see a low probability of a recession this year, with the possibility of it creeping up towards next year. Although the AAA municipal yield curve flattened, unlike the U.S. Treasury curve, it did not invert. During the first quarter of 2019, rates on shorter-term (maturity out to 3 years) municipal bonds declined by 25-35 basis points, while intermediate (7-10 year maturity) to longer term (maturity more than 10 years) declined 40 to 45 basis points. Investors, reassured by the Fed’s more dovish pronouncements, have extended out the yield curve to pick up more yield. Yield ratios for intermediate maturity municipal bonds compared to U.S. Treasuries are near 80%.

In managing Hawaiian Tax-Free Trust (the “Trust”), one of our primary foci is capital preservation (in addition to seeking to provide a high level of double tax-free income). Accordingly, we have become cautious about extending the maturity of the Trust’s bonds to reach for yield.

Fund Performance

For the 12 months ended 3/31/19, there were 5 new bond issues in the State: Hawaii State Airport System, City and County of Honolulu General Obligation (General Obligation (“G.O.”)) and Maui County G.O. in the latter half of 2018; City & County of Honolulu G.O. in January, 2019 and Hawaii State G.O. in February, 2019. The Trust participated in each of these new, high quality issues that offered additional yield and diversification benefits.

Throughout the period, Hawaiian Tax-Free Trust’s exposure to interest rate changes has been a bit lower than the Bloomberg Barclays Quality Intermediate Municipal Bond Index (the “Index”), its benchmark index, as reflected by its duration. At the March 31st fiscal year-end, the Trust’s effective duration was 4.05 years compared to the Index effective duration of 4.30 years. The Bloomberg Barclays Quality Intermediate Municipal Index posted a +4.83% return for the 12-month period ended March 31, 2019 compared to the Trust’s Class Y shares total return of +3.62% for the 12-month period. (Note -- Unlike the Trust, the Index does not have any operating expense nor applicable sales charges; additionally, being nationally oriented it does not reflect state-specific bond market performance.) The Trust holds higher quality issues exempt from State of Hawaii and Federal taxes, whereas the Index includes bonds from all states.

Municipal Market

Strong demand and moderate supply propelled robust returns for municipal bonds for the 12 months ended March 31, 2019.  The 3-month return for the period ending March 31st was the strongest since early 2014. The municipal market rally is attributed to

1  |  Hawaiian Tax-Free Trust

MANAGEMENT DISCUSSION (continued)

several factors: (i) a decrease in the supply of new issue municipal bonds coupled with a sharp increase in investor demand, (ii) weaker than expected global and U.S. economic data in the latter half of the period, (iii) the Federal Reserve’s surprise announcement in March to pause further interest rate hikes based on its analysis of economic growth and inflation, and (iv) a rise in recession fears stemming from the last two factors.

Hawaii Economy

Although the Hawaii economy saw slower growth in 2018 compared with 2017, it was still positive and economic performance was solid. Visitor arrivals are expected to expand by 1-2% for the next two calendar years, with stable visitor spending. Hawaii is dependent on economic conditions on the U.S. Mainland and also Japan. Both geographic areas are generally expected to have positive growth but forecasts have recently been adjusted lower.

Labor market conditions in Hawaii remain healthy, but the unemployment rate is expected to creep up over the next couple of years, according to the First Quarter 2019 Report from the State of Hawaii Department of Business, Economic Development & Tourism. Looking forward, we intend to be watchful for any indications of weakness. We are mindful that the Hawaii economy has had record years of growth and that some slowing in the rate of expansion is likely. Our local government has, in our view, been proactive in taking steps to mitigate economic volatility by increasing reserves.

Outlook and Strategy

As always, we seek to manage Hawaiian Tax-Free Trust prudently, both in terms of credit quality and interest rate risk, by investing in higher quality bonds with intermediate maturities.

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Trust faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

2  |  Hawaiian Tax-Free Trust

PERFORMANCE REPORT

The following graph illustrates the value of $10,000 invested in the Class Y shares of Hawaiian Tax-Free Trust (the “Trust”) for the 10-year period ended March 31, 2019 as compared with the Bloomberg Barclays Quality Intermediate Municipal Bond Index (the “Bloomberg Barclays Quality Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Bloomberg Barclays Quality Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state-specific bond market performance.

	Average Annual Total Return for periods ended March 31, 2019
Class and Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A since 2/20/85
With Maximum Sales Charge	(0.69)%	1.23%	2.22%	5.06%
Without Sales Charge	3.42	2.05	2.64	5.19
Class C since 4/01/96
With CDSC**	1.59	1.24	1.82	2.87
Without CDSC	2.59	1.24	1.82	2.87
Class F since 11/30/2018
No Sales Charge***	N/A	N/A	N/A	2.93
Class Y since 4/01/96
No Sales Charge	3.62	2.25	2.84	4.00
Bloomberg Barclays Quality Index	4.83	2.68	3.50	5.14*	(Class A)
				4.39	(Class C & Y)
				3.46	(Class F)

Total return figures shown for the Trust reflect any change in price and assume all distributions, including capital gains, within the period were invested in additional shares. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust Shares. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal Alternative Minimum Tax (“AMT”). Past performance is not predictive of future investment results.

*       From commencement of the Bloomberg Barclays Quality Index on 1/1/87.

**     CDSC = 1% contingent deferred sales charge imposed on redemptions made within the first 12 months after purchase.

***  Period less than one year.

3  |  Hawaiian Tax-Free Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Hawaiian Tax-Free Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust (the “Trust”), including the schedule of investments, as of March 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor for the Trust since 2005.

We conducted our audits in accordance with the standards of the PCAOB.   Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 30, 2019

4  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS MARCH 31, 2019

Principal Amount	General Obligation Bonds (36.2%)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	City & County (19.5%)
	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,147,240
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,601,800
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	5,987,350
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,504,464
	City and County of Honolulu, Hawaii, Series 2018A
1,020,000	5.000%, 09/01/32	Aa1/NR/AA+	1,254,641
	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,794,585
1,000,000	5.000%, 09/01/26	Aa1/NR/AA+	1,220,080
	City and County of Honolulu, Hawaii, Series B
1,000,000	5.000%, 09/01/21	Aa1/NR/AA+	1,081,400
1,925,000	5.000%, 10/01/26	Aa1/NR/AA+	2,305,130
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,339,250
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,446,050
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,342,360
	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,861,850
	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,226,061
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,261,562
	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,281,106
2,710,000	5.000%, 10/01/26	Aa1/NR/AA+	3,245,144
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,458,301
3,430,000	5.000%, 10/01/28	Aa1/NR/AA+	4,076,726
	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,237,017

5  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	City & County (continued)
	City and County of Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
$5,000,000	1.860%, 09/01/22	Aa1/NR/AA+	$4,998,800
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,795,590
	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,078,890
	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,971,719
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,360,660
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,045,362
	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	360,513
	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,769,908
	County of Hawaii, Series E, BAN***
6,000,000	2.590%, 11/12/19	NR/NR/AA	6,005,460
	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	207,331
	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	555,520
	County of Kauai, Hawaii, 2005-Series A, Unrefunded
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,515
	County of Kauai, Hawaii, 2017 Series
280,000	5.000%, 08/01/21	Aa2/NR/AA	302,030
250,000	4.000%, 08/01/22	Aa2/NR/AA	269,460
300,000	3.000%, 08/01/24	Aa2/NR/AA	319,899
220,000	5.000%, 08/01/25	Aa2/NR/AA	262,874
185,000	5.000%, 08/01/26	Aa2/NR/AA	225,363
235,000	5.000%, 08/01/28	Aa2/NR/AA	289,515
825,000	2.500%, 08/01/29	Aa2/NR/AA	832,656
385,000	5.000%, 08/01/30	Aa2/NR/AA	468,930
200,000	4.000%, 08/01/32	Aa2/NR/AA	220,878
200,000	5.000%, 08/01/37	Aa2/NR/AA	236,814

6  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	City & County (continued)
	County of Kauai, Hawaii, Refunding, Series A
$1,125,000	3.250%, 08/01/21	Aa2/AA/AA	$1,168,099
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,524,042
1,290,000	4.000%, 08/01/24	Aa2/AA/AA	1,385,202
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,043,190
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,008,228
600,000	3.000%, 08/01/26	Aa2/AA/AA	620,046
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,469,628
345,000	5.000%, 08/01/29	Aa2/AA/AA	381,818
	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,075,655
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,065,500
	County of Maui, Hawaii, Refunding, Series B
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,751,069
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,463,449
	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	343,789
	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,103,015
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,154,735
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,679,442
	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,091,715
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,294,083
	Total City & County		129,384,509

	State (16.7%)
	State of Hawaii, Series DK, Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	140,365

7  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	State (continued)
	State of Hawaii, Series EE
$1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	$1,299,383
385,000	5.000%, 11/01/22	Aa1/AA+/AA	431,008
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,250,371
	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,381,199
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,584,500
	State of Hawaii, Series EH
3,380,000	5.000%, 08/01/25	Aa1/AA+/AA	3,845,595
	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	339,935
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,334,981
	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,643,120
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,314,280
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,152,240
2,900,000	5.000%, 08/01/30	Aa1/AA+/AA	3,336,189
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,223,060
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,794,635
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,850,400
5,105,000	5.000%, 08/01/25	Aa1/AA+/AA	5,958,352
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	6,112,260
	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	234,930
1,230,000	5.000%, 10/01/30	Aa1/AA+/AA	1,446,837
	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,392,220
	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,407,208
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,533,335

8  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	State (continued)
	State of Hawaii, Series FG
$470,000	5.000%, 10/01/28	Aa1/AA+/AA	$571,318
	State of Hawaii, Series FH
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,394,286
	State of Hawaii, Series FK
1,000,000	4.000%, 05/01/21	Aa1/AA+/AA	1,050,530
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,294,240
	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	3,074,125
	State of Hawaii, Series FT
10,000,000	5.000%, 01/01/29	Aa1/AA+/AA	12,420,900
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	2,072,498
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	4,852,200
	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa1/AA+/AA	3,460,830
4,000,000	4.000%, 01/01/25	Aa1/AA+/AA	4,497,800
	Total State		110,695,130
	Total General Obligation Bonds		240,079,639

	Revenue Bonds (43.4%)
	Airport (6.8%)
	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/AA-/A+	13,888,940
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,376,300
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,610,130
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,143,640
1,000,000	5.000%, 07/01/45	A1/AA-/A+	1,114,820
	State of Hawaii Airport System Revenue Refunding, Series B, AMT
1,150,000	5.000%, 07/01/19	A1/AA-/A+	1,159,395
	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/AA-/A+	1,205,223
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,046,230

9  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Airport (continued)
	State of Hawaii Airport System Revenue, Series A
$2,000,000	4.000%, 07/01/20	A1/AA-/A+	$2,060,000
3,020,000	5.000%, 07/01/22	A1/AA-/A+	3,154,541
180,000	5.000%, 07/01/34	A1/AA-/A+	186,584
	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	4,869,480
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,386,020
	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,371,080
	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
550,000	5.000%, 08/01/19	A2/A+/A	555,901
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,135,324
800,000	5.000%, 08/01/21	A2/A+/A	855,712
360,000	5.000%, 08/01/23	A2/A+/A	403,189
	Total Airport		45,522,509

	Education (4.2%)
	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	541,040
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,869,377
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,569,231
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,533,696
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,012,190
	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,158,949
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,396,625
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,254,215
1,045,000	5.000%, 10/01/26	Aa2/NR/AA	1,244,010

10  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Education (continued)
	University of Hawaii, Series F
$1,595,000	5.000%, 10/01/25	Aa2/NR/AA	$1,905,212
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,624,148
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,512,162
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,225,687
	Total Education		27,846,542

	Housing (1.9%)
	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,009,600
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,874,567
	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	192,139
	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
395,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	404,132
	Total Housing		12,480,438

	Medical (7.5%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/AA-	947,708
695,000	5.000%, 07/01/20	A1/NR/AA-	723,606
750,000	5.000%, 07/01/21	A1/NR/AA-	804,892

11  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Medical (continued)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A (continued)
$1,000,000	5.000%, 07/01/24	A1/NR/AA-	$1,131,820
685,000	5.000%, 07/01/25	A1/NR/AA-	773,502
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,520,622
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	437,287
250,000	5.125%, 07/01/31	A1/NR/AA-	278,262
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,108,349
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,387,709
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,652,760
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,207,773
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,375,222
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,674,705
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,015,485
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,341,460
850,000	5.000%, 07/01/28	A1/AA-/NR	991,330
15,395,000	5.000%, 07/01/35	A1/AA-/NR	17,444,074
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A-	1,088,880
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,936,611
	Total Medical		49,842,057

	Other (1.1%)
	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,016,001
600,000	5.000%, 04/01/23	Aa3/NR/NR	676,596

12  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Other (continued)
	Hawaii State Department of Hawaiian Home Lands, Series 2017 (continued)
$500,000	5.000%, 04/01/24	Aa3/NR/NR	$578,095
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,020,875
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,088,842
785,000	5.000%, 04/01/30	Aa3/NR/NR	939,001
	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
320,000	5.000%, 11/01/24	Aa2/NR/NR	374,928
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,375,074
	Total Other		7,069,412

	Transportation (7.7%)
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A1/AA-/AA-	17,307,510
6,025,000	5.625%, 07/01/40	A1/AA-/AA-	6,306,006
	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	575,565
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,812,679
285,000	5.000%, 01/01/26	Aa2/AA+/AA	331,318
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,087,800
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,993,600
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,243,715
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,284,386
	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,356,700
1,315,000	5.000%, 01/01/27	Aa2/AA+/AA	1,601,091
	Total Transportation		50,900,370

13  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Utility (2.6%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
$12,100,000	3.100%, 05/01/26	Baa2/NR/A-	$12,284,767
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
3,750,000	4.100%, 03/01/37	Baa2/NR/A-	3,826,462
	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
1,236,758	1.467%, 07/01/22	Aaa/AAA/AAA	1,227,099
	Total Utility		17,338,328

	Water & Sewer (11.6%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	285,190
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,137,980
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,201,691
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,081,051
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,012,384
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,021,582
	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,171,695
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,337,774
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,512,864
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,336,461
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,830,031

14  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Water & Sewer (continued)
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
$2,500,000	5.000%, 07/01/22	Aa2/NR/AA	$2,769,650
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,121,300
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,164,520
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,107,860
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,346,052
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,333,380
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,476,201
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,343,920
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,331,553
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
3,000,000	5.000%, 07/01/34	Aa2/NR/AA	3,518,580
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,155,780
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,643,978
	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,760,360
	Total Water & Sewer		77,001,837
	Total Revenue Bonds		288,001,493

15  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Pre-Refunded/Escrowed to Maturity Bonds (19.2)† †	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (13.7%)
	City & County (7.9%)
	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
$5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	$5,285,550
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,171,330
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,265,100
	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,234,220
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,585,550
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,585,550
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,585,550
	City and County of Honolulu, Hawaii, Series D, Prerefunded to 09/01/19 @100
5,000,000	5.250%, 09/01/30	Aa1/NR/AA+	5,078,050
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,247,129
	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,672,995
	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	557,665
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,115,330
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,115,330
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,115,330
	Total City & County		52,614,679

	State (5.8%)
	State of Hawaii, Series DQ, Prerefunded to 06/01/19 @100
600,000	5.000%, 06/01/25	NR/NR/NR*	603,366
	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,340

16  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Pre-Refunded\Escrowed to Maturity General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	State (continued)
	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
$3,710,000	5.000%, 12/01/26	NR/NR/NR*	$4,039,634
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,893,178
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,424,525
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,527,874
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,031,553
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,630,878
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,893,909
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,594,947
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,527,031
	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	89,665
45,000	5.000%, 11/01/24	NR/NR/NR*	50,436
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,673,132
70,000	5.000%, 11/01/27	NR/NR/NR*	78,457
220,000	5.000%, 11/01/27	Aa1/AA+/NR	246,578
	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,057,472
	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,396
	Total State		38,383,371
	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		90,998,050

	Pre-Refunded Revenue Bonds (5.5%)
	Transportation (2.3%)
	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,566,400
4,140,000	5.000%, 01/01/29	Aa2/AA+/AA	4,530,816
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,355,712
	Total Transportation		15,452,928

17  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Principal Amount	Pre-Refunded Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch (unaudited)	Value
	Water & Sewer (3.2%)
	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
$5,360,000	4.500%, 07/01/28	Aa2/NR/AA	$5,716,386
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,777,875
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,055,480
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,166,000
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A, Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	559,829
	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,109,830
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,109,830
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,664,745
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,774,575
	Total Water & Sewer		20,934,550
	Total Pre-Refunded Revenue Bonds		36,387,478
	Total Pre-Refunded\ Escrowed to Maturity Bonds		127,385,528
	Total Municipal Bonds (cost $636,392,355)		655,466,660

Shares	Short-Term Investment (0.3%)
2,271,768	Dreyfus Government Cash Management, Institutional Shares, 2.34%** (cost $2,271,768)	Aaa-mf/AAAm/NR	$2,271,768

	Total Investments (cost $638,664,123-note 4)	99.1%	657,738,428
	Other assets less liabilities	0.9	5,768,506
	Net Assets	100.0%	$663,506,934

18  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST SCHEDULE OF INVESTMENTS (continued) MARCH 31, 2019

Portfolio Distribution By Quality Rating (unaudited)	Percentage of Investments†
Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P or Fitch	0.6%
Prerefunded bonds\ ETM bonds ††	19.4
Aa of Moody's or AA of S&P or Fitch	59.5
A of Moody's or Fitch	18.1
Baa of Moody's	2.4
100.0%

PORTFOLIO ABBREVIATIONS

AGM - Assured Guaranty Municipal Corp.

AMT - Alternative Minimum Tax

BAN - Bond Anticipation Note

COP - Certificates of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FHA - Federal Housing Association

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guarantee

NR - Not Rated

SIFMA - Securities Industry and Financial Markets Association

*

Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**

The rate is an annualized seven-day yield at period end.

***

Illiquid security: Considered illiquid because of restrictions as to sale. This security represents 0.9% of net assets.

†

Calculated using the Moody’s rating unless otherwise noted.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date.  All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

19  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2019

ASSETS
Investments at value (cost $638,664,123)	$657,738,428
Interest receivable	7,908,459
Receivable for Trust shares sold	237,034
Other assets	81,813
Total assets	665,965,734

LIABILITIES
Payable for investment securities purchased	1,284,129
Payable for Trust shares redeemed	530,939
Dividends payable	258,145
Advisory and Administrative fees payable	252,604
Distribution and service fees payable	3,092
Accrued expenses payable	129,891
Total liabilities	2,458,800
NET ASSETS	$663,506,934

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share	$587,544
Additional paid-in capital	643,681,649
Total distributable earnings	19,237,741
$663,506,934
CLASS A
Net Assets	$571,095,417
Capital shares outstanding	50,577,510
Net asset value and redemption price per share	$11.29
Maximum offering price per share (100/96 of $11.29)	$11.76

CLASS C
Net Assets	$28,829,782
Capital shares outstanding	2,554,910
Net asset value and offering price per share	$11.28

CLASS F
Net Assets	$15,419
Capital shares outstanding	1,364
Net asset value, offering and redemption price per share	$11.30

CLASS Y
Net Assets	$63,566,316
Capital shares outstanding	5,620,601
Net asset value, offering and redemption price per share	$11.31

See accompanying notes to financial statements.

20  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENT OF OPERATIONS YEAR ENDED MARCH 31, 2019

Investment Income
Interest income		$19,341,320
Expenses
Investment Adviser fee (note 3)	$1,548,389
Administrator/Business Manager fee (note 3)	1,481,067
Distribution and service fee (note 3)	1,458,856
Transfer and shareholder servicing agent fees	437,271
Trustees’ fees and expenses (note 7)	364,006
Legal fees	156,121
Fund accounting fees	140,528
Registration fees and dues	49,649
Shareholders’ reports and proxy statements	37,901
Auditing and tax fees	30,800
Insurance	30,269
Custodian fees	21,772
Chief compliance officer services (note 3)	11,114
Miscellaneous	90,035

Total expenses		5,857,778
New investment income		13,483,542

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	225,707
Change in unrealized appreciation on investments	8,478,268

Net realized and unrealized gain on investments		8,703,975
Net change in net assets resulting from operations		$22,187,517

See accompanying notes to financial statements.

21  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2019	Year Ended March 31, 2018
OPERATIONS
Net investment income	$13,483,542	$14,431,328
Net realized gain (loss) from securities transactions	225,707	1,632,190
Change in unrealized appreciation on investments	8,478,268	(13,218,055)
Change in net assets resulting from operations	22,187,517	2,845,463

DISTRIBUTIONS TO SHAREHOLDERS (note 9)
Class A Shares	(11,745,900)	(12,730,297)

Class C Shares	(414,799)	(533,649)

Class F Shares	(75)	—

Class Y Shares	(1,322,738)	(1,167,344)
Change in net assets from distributions	(13,483,512)	(14,431,290)	†

CAPITAL SHARE TRANSACTIONS (note 7)
Proceeds from shares sold	39,477,552	53,344,661
Reinvested dividends and distributions	10,128,532	11,198,826
Cost of shares redeemed	(101,981,550)	(100,911,286)
Change in net assets from capital share transactions	(52,375,466)	(36,367,799)

Change in net assets	(43,671,461)	(47,953,626)

NET ASSETS:
Beginning of period	707,178,395	755,132,021
End of period	$663,506,934	$707,178,395	††

†

All distributions to shareholders from net investment income.

††

Includes accumulated undistributed net investment income of $241.

See accompanying notes to financial statements.

22  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS MARCH 31, 2019

1. Organization

Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee.  As of the date of this report, there were no Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)

Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)

Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

23  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of March 31, 2019:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices — Short-Term Investment	$2,271,768
Level 2 – Other Significant Observable Inputs — Municipal Bonds	655,466,660
Level 3 – Significant Unobservable Inputs	—
Total	$657,738,428
* See schedule of investments for a detailed listing of securities.

c)

Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)

Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)

Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2016 – 2018) or expected to be taken in the Fund’s 2019 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)

Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

24  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

g)

Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)

Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications had no effect on net assets or net asset value per share. For the year ended March 31, 2019, there were no items identified that have been reclassified among components of net assets.

i)

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

j)

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update (“ASU”) No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed this provision and has concluded that there is no impact to the Trust.

3. Fees and Related Party Transactions

a)

Management Arrangements:

The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

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HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b)

Distribution and Service Fees:

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the year ended March 31, 2019, distribution fees on Class A Shares amounted to $1,119,793 of which the Distributor retained $52,011.

Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the  year ended March 31, 2019, amounted to $254,297. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended March 31, 2019, amounted to $84,766. The total of these payments made with respect to Class C Shares amounted to $339,063 of which the Distributor retained $80,093.

Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the year ended March 31, 2019, total commissions on sales of Class A Shares amounted to $130,641, of which the Distributor received $18,441.

26  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

c)

Transfer and shareholder servicing fees:

The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

4. Purchases and Sales of Securities

During the year ended March 31, 2019, purchases of securities and proceeds from the sales of securities aggregated $66,388,782 and $114,645,642, respectively.

At March 31, 2019, the aggregate tax cost for all securities was $638,664,123. At March 31, 2019, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $19,368,985 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $294,680 for a net unrealized appreciation of $19,074,305.

5. Portfolio Orientation

Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

27  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Year Ended March 31, 2019		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,053,920	$22,866,802	2,455,241	$27,904,127
Reinvested dividends and distributions	805,955	8,965,574	882,898	10,017,580
Cost of shares redeemed	(6,911,210)	(76,794,683)	(6,753,906)	(76,662,773)
Net change	(4,051,335)	(44,962,307)	(3,415,767)	(38,741,066)

Class C Shares:
Proceeds from shares sold	221,270	2,461,025	586,808	6,671,544
Reinvested dividends and distributions	30,781	342,103	38,907	441,017
Cost of shares redeemed	(1,302,127)	(14,465,149)	(1,344,092)	(15,244,963)
Net change	(1,050,076)	(11,662,021)	(718,377)	(8,132,402)

Class F Shares:
Proceeds from shares sold	1,358	15,144	—	—
Reinvested dividends and distributions	6	73	—	—
Cost of shares redeemed	—	—	—	—
Net change	1,364	15,217	—	—

Class Y Shares:
Proceeds from shares sold	1,267,696	14,134,581	1,650,713	18,768,990
Reinvested dividends and distributions	73,661	820,782	65,269	740,229
Cost of shares redeemed	(964,752)	(10,721,718)	(791,390)	(9,003,550)
Net change	376,605	4,233,645	924,592	10,505,669
Total transactions in Trust shares	(4,723,442)	$(52,375,466)	(3,209,552)	$(36,367,799)

7. Trustees’ Fees and Expenses

At March 31, 2019, there were 7 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended March 31, 2019 was $296,618. Attendance fees are paid to those

28  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019 in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended March 31, 2019, such meeting-related expenses amounted to $67,388.

8.  Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9.  Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash at the shareholder’s option. The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. During the fiscal year ended March 31, 2019, the Trust utilized $62,542 of capital loss carry forward.

29  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST NOTES TO FINANCIAL STATEMENTS (continued) MARCH 31, 2019

The tax character of distributions was as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2018
Net tax-exempt income	$13,430,185	$14,385,149
Ordinary Income	53,327	46,141
	$13,483,512	$14,431,290

As of March 31, 2019, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$19,074,305
Undistributed tax-exempt income	258,416
Other temporary differences	(258,145)
Undistributed net realized gains	163,165
$19,237,741

The difference between book basis and tax basis undistributed  income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29, 2018 amendment). In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)

a 0.17% per annum commitment fee; and,

b)

interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

There were no borrowings under the credit agreement for the year ended March 31, 2019.

30  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended March 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.14	$11.32	$11.61	$11.53	$11.36
Income (loss) from investment operations:
Net investment income(1)	0.23	0.22	0.23	0.25	0.30
Net gain (loss) on securities (both realized and unrealized)	0.15	(0.18)	(0.29)	0.08	0.17
Total from investment operations	0.38	0.04	(0.06)	0.33	0.47
Less distributions (note 9):
Dividends from net investment income	(0.23)	(0.22)	(0.23)	(0.25)	(0.30)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.23)	(0.22)	(0.23)	(0.25)	(0.30)
Net asset value, end of period	$11.29	$11.14	$11.32	$11.61	$11.53
Total return (not reflecting sales charge)	3.42%	0.38%	(0.54)%	2.93%	4.14%
Ratios/supplemental data
Net assets, end of period (in millions)	$571	$609	$657	$672	$678
Ratio of expenses to average net assets	0.85%	0.82%	0.83%	0.83%	0.81%
Ratio of net investment income to average net assets	2.03%	1.98%	1.99%	2.20%	2.57%
Portfolio turnover rate	10%	21%	27%	16%	14%

(1)   Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

31  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Year Ended March 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.13	$11.32	$11.60	$11.52	$11.35
Income (loss) from investment operations:
Net investment income(1)	0.14	0.13	0.14	0.16	0.20
Net gain (loss) on securities (both realized and unrealized)	0.15	(0.19)	(0.28)	0.08	0.17
Total from investment operations	0.29	(0.06)	(0.14)	0.24	0.37
Less distributions (note 9):
Dividends from net investment income	(0.14)	(0.13)	(0.14)	(0.16)	(0.20)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.14)	(0.13)	(0.14)	(0.16)	(0.20)
Net asset value, end of period	$11.28	$11.13	$11.32	$11.60	$11.52
Total return (not reflecting CDSC)	2.59%	(0.51)%	(1.24)%	2.11%	3.31%
Ratios/supplemental data
Net assets, end of period (in millions)	$29	$40	$49	$55	$63
Ratio of expenses to average net assets	1.65%	1.62%	1.63%	1.63%	1.61%
Ratio of net investment income to average net assets	1.22%	1.18%	1.19%	1.40%	1.78%
Portfolio turnover rate	10%	21%	27%	16%	14%

(1)   Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

32  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

Class F
For the Period November 30, 2018* through March 31, 2019
Net asset value, beginning of period	$11.06
Income (loss) from investment operations:
Net investment income(1)	0.08
Net gain (loss) on securities (both realized and unrealized)	0.24
Total from investment operations	0.32
Less distributions (note 9):
Dividends from net investment income	(0.08)
Distributions from capital gains	-
Total distributions	(0.08)
Net asset value, end of period	$11.30
Total return	2.93%(2)
Ratios/supplemental data
Net assets, end of period (in millions)	$0.02
Ratio of expenses to average net assets	0.67%(3)
Ratio of net investment income to average net assets	2.19%(3)
Portfolio turnover rate	10%(3)

*     Commencement of operations.

(1)   Per share amounts have been calculated using the daily average shares method.

(2)   Not annualized.

(3)   Annualized.

See accompanying notes to financial statements.

33  |  Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Year Ended March 31,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.16	$11.34	$11.63	$11.55	$11.38
Income (loss) from investment operations:
Net investment income(1)	0.25	0.25	0.25	0.28	0.32
Net gain (loss) on securities (both realized and unrealized)	0.15	(0.18)	(0.29)	0.08	0.17
Total from investment operations	0.40	0.07	(0.04)	0.36	0.49
Less distributions (note 9):
Dividends from net investment income	(0.25)	(0.25)	(0.25)	(0.28)	(0.32)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.25)	(0.25)	(0.25)	(0.28)	(0.32)
Net asset value, end of period	$11.31	$11.16	$11.34	$11.63	$11.55
Total return	3.62%	0.58%	(0.33)%	3.14%	4.34%
Ratios/supplemental data
Net assets, end of period (in millions)	$64	$58	$49	$46	$45
Ratio of expenses to average net assets	0.65%	0.62%	0.63%	0.63%	0.61%
Ratio of net investment income to average net assets	2.22%	2.18%	2.19%	2.40%	2.77%
Portfolio turnover rate	10%	21%	27%	16%	14%

(1)   Per share amounts have been calculated using the daily average shares method.

See accompanying notes to financial statements.

34  |  Hawaiian Tax-Free Trust

Additional Information (unaudited)

Trustees(1)(2) and Officers

Name and Year of Birth(3)	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Interested Trustee(6)

Diana P. Herrmann New York, NY (1958)	Vice Chair of the Board of Trustees since 2003, President since 1998 and Trustee since 1994

Chair (since 2016 and previously Vice Chair since 2004) and Chief Executive Officer (since 2004) of Aquila Management Corporation, Founder and Sponsor of the Aquila Group of Funds(6) and parent of Aquila Investment Management LLC, Manager, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary, 1986-2016, and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer (since 2004) and Chair (since 2016 and previously Vice Chair since 2004), President and Manager  since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Manager of the Distributor since 1997; Governor, Investment Company Institute (the U.S. mutual fund industry trade organization dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and Chair of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.

			11

Director of ICI Mutual Insurance Company, a Risk Retention Group, for various periods since 2006; formerly Vice Chair and Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2004-2012

Non-Interested Trustees

Richard L. Humphreys Honolulu, HI (1943)	Chair of the Board since 2013 and Trustee since 2009	President, Hawaii Receivables Management, LLC (a factoring company) since 2001; President, Lynk Payment Systems Hawaii, LLC (credit card processing) since 2002; formerly Chairman, Bank of America, Hawaii; President, Hawaiian Trust Co.; President, First Federal S&L; and, E.V.P., Bank of Hawaii.	1

Board of Directors, Kahua Ranch Ltd.; formerly Trustee, Pacific Capital Funds®; formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012; formerly Board of Directors, Bishop Museum; formerly Board of Directors, Friends of the Cancer Research Center; formerly Board of Directors, The Castle Group, Inc.

35  |  Hawaiian Tax-Free Trust

Name and Year of Birth(3)	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Non-Interested Trustees (cont’d)

B.J. Kobayashi Honolulu, HI (1970)	Trustee since 2009	Managing Partner, BlackSand Capital, LLC (private equity real estate investment company) since 2010; Partner, Kobayashi Group, LLC (a group of companies primarily engaged in real estate enterprises) since 2001; Manager, KG Holdings, LLC (real estate investment) since 2009.	1	Hawaiian Electric Company, Inc.; formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

Catherine Luke Honolulu, HI (1972)	Trustee since 2018	President and Director, Loyalty Enterprises, Ltd. (property management) since 2013; Vice President, Loyalty Development, Ltd. (real estate investment) since 2012; President and Director, KJL, Inc. (real estate investment) since 2011; Director, Hawaii Leadership Forum (leadership program) since 2015.	1	Director, Trinity Merger Corporation (special purpose acquisition vehicle) since 2018

Glenn P. O’Flaherty Denver, CO (1958)	Trustee since 2009	Chief Financial Officer and Chief Operating Officer of Lizard Investors, LLC, 2008; Co-Founder, Chief Financial Officer and Chief Compliance Officer of Three Peaks Capital Management, LLC, 2003-2005; Vice President – Investment Accounting, Global Trading and Trade Operations, Janus Capital Corporation, and Chief Financial Officer and Treasurer, Janus Funds, 1991-2002.	8	Formerly Trustee of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 2009-2012

Russell K. Okata Honolulu, HI (1944)	Trustee since 1992	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO 1981-2007; International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO 1981-2007; Past Hawaii Democratic Party National Committeeman (2010-2016); member, Judicial Council of Hawaii; director of various civic and charitable organizations.	5

Hawaii Client Services (part of Hawaii Dental Services Group); formerly Trustee and Chairman, Pacific Capital Funds®; past Chair of the Royal State Group (insurance); formerly Trustee and Chair of Pacific Capital Funds of Cash Assets Trust (three money-market funds in the Aquila Group of Funds) 1993-2012

36  |  Hawaiian Tax-Free Trust

Name and Year of Birth(3)	Positions Held with Trust and Length of Service(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(5) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Non-Interested Trustees (cont’d)

Randolph P. Perreira Honolulu, HI (1959)	Trustee since 2018	Executive Director, Hawaii Government Employees Association since 1986; President, Hawaii State AFL-CIO since 2005; Director, Aloha United Way since 2005; Member, P-20 Council for the State of Hawaii since 2003; Director, American Judicature Society (Hawaii) since 2009; current Board member, Industrial Relations Research Association; current Board member, Hawaii Medical Services Association; currently or formerly active with various civic and charitable organizations.	1	None

(1)

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2)

From time to time Bank of Hawaii may enter into normal investment management, commercial banking and/or lending arrangements with one or more of the Trustees of the Trust and their affiliates.  The Asset Management Group of Bank of Hawaii is the Trust’s investment adviser.

(3)

The mailing address of each Trustee is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY  10036.

(4)

Each Trustee holds office until his or her successor is elected or his or her earlier retirement or removal.

(5)

Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(6)

Ms. Herrmann is an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as an officer of the Trust, as a director, officer and shareholder of the Administrator’s corporate parent, as an officer and Manager of the Administrator, and as a Manager of the Distributor.

(7)

The “Aquila Group of Funds” includes: Aquila Tax-Free Trust of Arizona, Aquila Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Tax-Free Trust of Oregon, Aquila Narragansett Tax-Free Income Fund (Rhode Island) and Aquila Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund and are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund, which is an equity fund; and Aquila Three Peaks High Income Fund, which is a high-income corporate bond fund.

37  |  Hawaiian Tax-Free Trust

Name and Year of Birth(1)	Positions Held with Trust and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers

Charles E. Childs, III New York, NY (1957)	Executive Vice President since 2003 and Secretary since 2011

Executive Vice President of all funds in the Aquila Group of Funds and the Administrator and the Administrator’s parent since 2003; Chief Operating Officer of the Administrator and the Administrator’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Administrator’s parent since 1987; Executive Vice President, Senior Vice President, Vice President or Assistant Vice President of the Aquila money-market funds, 1988-2012; Manager of the Distributor since 2012.

Marie E. Aro New York, NY (1955)	Senior Vice President since 2010

Co-President, Aquila Distributors LLC since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Municipal Trust (since 2013), Aquila Funds Trust (since 2013), Aquila Tax-Free Trust of Arizona (since 2010 and Vice President, 2004-2010), Aquila Three Peaks High Income Fund (since 2006), Hawaiian Tax-Free Trust and Aquila Tax-Free Trust of Oregon (since 2010), Aquila Three Peaks Opportunity Growth Fund (2004-2013) and Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund, Aquila Tax-Free Fund For Utah, and Aquila Tax-Free Fund of Colorado (2010-2013); Vice President, INVESCO Funds Group, 1998-2003.

Sherri Foster Lahaina, HI (1950)	Senior Vice President since 1993

Senior Vice President, Hawaiian Tax-Free Trust since 1993 and formerly Vice President or Assistant Vice President; Vice President 1997-2012 and formerly Assistant Vice President of three money-market funds in the Aquila Group of Funds; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013.

Paul G. O’Brien New York, NY (1959)	Senior Vice President since 2010

Co-President, Aquila Distributors LLC since 2010, Managing Director, 2009-2010; Senior Vice President of various funds in the Aquila Group of Funds since 2010 and all funds since 2013; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Stephen J. Caridi New York, NY (1961)	Vice President since 1998

Vice President, Hawaiian Tax-Free Trust since 1998; Senior Vice President, Aquila Municipal Trust since 2013; Vice President, Aquila Funds Trust since 2013; Senior Vice President, Aquila Narragansett Tax-Free Income Fund 1998-2013, Vice President 1996-1997; Senior Vice President, Aquila Tax-Free Fund of Colorado 2004-2009; Vice President, Aquila Three Peaks Opportunity Growth Fund 2006-2013.

Randall S. Fillmore New York, NY (1960)	Chief Compliance Officer since 2012

Chief Compliance Officer of all funds in the Aquila Group of Funds, the Administrator and the Distributor since 2012; Managing Director, Fillmore & Associates, 2009-2012; Fund and Adviser Chief Compliance Officer (2002-2009), Senior Vice President - Broker Dealer Compliance (2004-2009), Schwab Funds Anti Money Laundering Officer and Identity Theft Prevention Officer (2004-2009), Vice President - Internal Audit (2000-2002), Charles Schwab Corporation; National Director, Information Systems Risk Management - Consulting Services (1999-2000), National Director, Investment Management Audit and Business Advisory Services (1992-1999), Senior Manager, Manager, Senior and Staff Roles (1983-1992), PricewaterhouseCoopers LLP.

38  |  Hawaiian Tax-Free Trust

Name and Year of Birth(1)	Positions Held with Trust and Length of Service(2)	Principal Occupation(s) During Past 5 Years(3)

Officers (cont’d)

Joseph P. DiMaggio New York, NY (1956)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of all funds in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Anita Albano, CPA New York, NY (1973)	Assistant Secretary since 2018

Assistant Secretary of all funds in the Aquila Group of Funds since 2018; Senior Vice President and Chief Financial Officer of Aquila Investment Management LLC and Aquila Management Corporation since 2018; Treasurer of Aquila Investment Management LLC and Aquila Management Corporation since 2005.

Yolonda S. Reynolds New York, NY (1960)	Assistant Treasurer since 2010	Assistant Treasurer of all funds in the Aquila Group of Funds since 2010; Director of Fund Accounting for the Aquila Group of Funds since 2007.

Lori A. Vindigni New York, NY (1966)	Assistant Treasurer since 2000

Assistant Treasurer of all funds in the Aquila Group of Funds since 2000; Assistant Vice President of the Administrator or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

(1)

The mailing address of each Officer is c/o Hawaiian Tax-Free Trust, 120 West 45th Street, Suite 3600, New York, NY  10036.

(2)

The term of office of each Officer is one year.

(3)

The Trust’s Statement of Additional Information includes additional information about the officers and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

39  |  Hawaiian Tax-Free Trust

Your Trust’s Expenses (unaudited)

As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses.  The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.  The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

The table provides information about actual account values and actual expenses.  You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return.  This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds.  To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.  Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds.  In addition, if transactional costs were included, your total costs would have been higher.

	Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
Share Class	Beginning Account Value 10/1/18	Ending(1) Account Value 3/31/19	Expenses(2) Paid During Period 10/1/18 – 3/31/19	Ending Account Value 3/31/19	Expenses(2) Paid During Period 10/1/18 – 3/31/19	Net Annualized Expense Ratio
A	$1,000	$1,032.90	$4.36	$1,020.64	$4.33	0.86%
C	$1,000	$1,027.90	$8.44	$1,016.60	$8.40	1.67%
F*	$1,000	$1,009.47	$2.18	$1,021.59	$3.38	0.67%
Y	$1,000	$1,033.80	$3.40	$1,021.59	$3.38	0.67%

(1)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)

Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

*

Commencement of operations 11/30/18.

40  |  Hawaiian Tax-Free Trust

Information Available (unaudited)

Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at1-800-437-1000.

The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

For the fiscal year ended March 31, 2019, $13,430,185 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.6% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

Prior to February 15, 2020, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2019 calendar year.

41  |  Hawaiian Tax-Free Trust

Founders

Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser

ASSET MANAGEMENT GROUP of

BANK of HAWAII

130 Merchant Street, Suite 370

Honolulu, Hawaii 96813

Board of Trustees

Richard L. Humphreys, Chair

Diana P. Herrmann, Vice Chair

B.J. Kobayashi

Catherine Luke

Glenn P. O’Flaherty

Russell K. Okata

Randolph P. Perreira

Officers

Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President
and Secretary

Marie E. Aro, Senior Vice President

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street

New York, New York 10286

Independent Registered Public Accounting Firm

TAIT, WELLER & BAKER LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Further information is contained in the Prospectus,
which must precede or accompany this report.

AQL-HIAR-0519

ITEM 2.     CODE OF ETHICS.

(a)     As of March 31, 2019 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust’s principal executive officer(s) and principal financial officer(s) and persons performing similar functions (“Covered Officers”) as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended;

(f)(1)     Pursuant to Item 10(a)(1), a copy of the Trust’s Code of Ethics that applies to the Trust’s principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)     The text of the Trust’s Code of Ethics that applies to the Trust’s principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust’s Internet address at aquilafunds.com.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(i)     The Registrant’s board of trustees has determined that Mr. Glenn O’Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O’Flaherty is ‘independent’ as such term is defined in Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $26,000 in 2018 and $27,300 in 2019.

(b)     Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

(c)     Tax Fees - The Registrant was billed by the principal accountant $3,500 and $3,500 in 2018 and 2019, respectively, for return preparation and tax compliance.

(d)     All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

(e)(1)     Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

(e)(2)     None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

(f)     No applicable.

(g)     There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or distributor over the past two years

(h)     Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the ‘Committee’) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)     Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant’s chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant’s reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant’s management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)     There have been no significant changes in registrant’s internal controls or in other factors that could significantly affect registrant’s internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.     EXHIBITS.

(a)(1)     Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.

(a)(2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of

1940.

(b)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
June 5, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
June 5, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 5, 2019

HAWAIIAN TAX-FREE

EXHIBIT INDEX

Exhibit No.	Description
(a) (1)	Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002, as amended.
(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.